UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
                      --------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
       ---------------------------------------
Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            November 14, 2012
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          49
                                          ------------------
Form 13F Information Table Value Total:     758,980
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.
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                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM             01890A108      6,164     497,127      SH           SOLE        N/A         497,127
AMERICAN GREETINGS CORP   COM             026375955     25,200   1,500,000          PUT      SOLE        N/A       1,500,000
AMERICAN INTL GROUP INC   COM             026874156     24,329     741,950      SH           SOLE        N/A         741,950
ASB BANCORP INC N C       COM             00213T109      8,587     553,970      SH           SOLE        N/A         553,970
ASML HOLDING N V          NY REG SHS      N07059186     64,113   1,194,350      SH           SOLE        N/A       1,194,350
BANK OF AMERICA CORP      *W EXP
                        01/16/2019        060505146     23,497   6,656,475      SH           SOLE        N/A       6,656,475
BOOKS-A-MILLION INC       COM             060505146        295     100,000      SH           SOLE        N/A         100,000
CAMCO FINL CORP           COM             132618109      1,065     572,805      SH           SOLE        N/A         572,805
COMERICA INC              *W EXP
                        11/14/2018        200340115      6,461     889,939      SH           SOLE        N/A         889,939
DEUTSCHE BANK AG          NAMEN AKT       D18190958     37,802     953,400          PUT      SOLE        N/A         953,400
DEX ONE CORP              COM             25212W100        233     186,470      SH           SOLE        N/A         186,470
ENSCO PLC                 SHS CLASS A     G3157S106     43,068     789,375      SH           SOLE        N/A         789,375
FEDFIRST FINL CORP NEW    COM             31429C101      2,256     149,010      SH           SOLE        N/A         149,010
FIRST CONN BANCRP INC MD  COM             319850103        280      20,700      SH           SOLE        N/A          20,700
FIRST FINL NORTHWEST IN   COM             32022K102      1,738     215,937      SH           SOLE        N/A         215,937
FRANKLIN FINL CORP VA     COM             35353C102      6,483     380,000      SH           SOLE        N/A         380,000
FS BANCORP INC            COM             30263Y104      2,519     234,100      SH           SOLE        N/A         234,100
GEORGETOWN BANC INC MD    COM             372591107        352      32,000      SH           SOLE        N/A          32,000
GOLDMAN SACHS GROUP INC   COM             38141G954     65,934     580,000          PUT      SOLE        N/A         580,000
GROUP 1 AUTOMOTIVE INC    COM             398905109     32,137     533,565      SH           SOLE        N/A         533,565
HERITAGE FINL GROUP INC   COM             42726X102        574      43,655      SH           SOLE        N/A          43,655
HHGREGG INC               COM             42833L108      3,589     520,197      SH           SOLE        N/A         520,197
HOME BANCORP INC          COM             43689E107     11,695     650,060      SH           SOLE        N/A         650,060
HOME FED BANCORP INC MD   COM             43710G105     15,515   1,370,547      SH           SOLE        N/A       1,370,547
HOME FED BANCORP LA NEW   COM             43708L108      1,169      65,471      SH           SOLE        N/A          65,471
HUNTINGTON INGALLS INDS   COM             446413906     37,852     900,171      SH           SOLE        N/A         900,171
IF BANCORP INC            COM             44951J105      2,707     202,196      SH           SOLE        N/A         202,196
KAISER FED FINL GROUP INC COM             483056107      6,970     461,922      SH           SOLE        N/A         461,922
LDK SOLAR CO LTD          COM             398905109        135     124,000          PUT      SOLE        N/A         124,000
LOUISIANA BANCORP NEW     COM             54619P104        990      61,697      SH           SOLE        N/A          61,697
MORGAN STANLEY            COM             617446958     20,925   1,250,000          PUT      SOLE        N/A       1,250,000
NAUGATUCK VY FINL MD      COM             63906P107      4,804     686,225      SH           SOLE        N/A         686,225
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N103     57,543   1,608,255      SH           SOLE        N/A       1,608,255
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N903      8,945     250,000          CALL     SOLE        N/A
PFIZER INC                COM             717081103     35,104   1,412,648      SH           SOLE        N/A       1,412,648
POAGE BANKSHARES INC      COM             730206109        833      67,627      SH           SOLE        N/A          67,627
REGIONS FINL CORP NEW     COM             7591EP100     49,474   6,876,211      SH           SOLE        N/A       6,876,211
RESEARCH IN MOTION LTD    COM             760975902      2,850     380,000          CALL     SOLE        N/A
SANOFI                    SPONSORED ADR   80105N105     37,228     864,563      SH           SOLE        N/A         864,563
SANOFI                    RIGHT
                        12/31/2020        80105N113      2,064   1,228,718      SH           SOLE        N/A       1,228,718
SEARS HLDGS CORP          COM             812350106      1,576      28,400      SH           SOLE        N/A          28,400
SEARS HLDGS CORP          RIGHT
                        10/08/2012        812350956         77      28,400      SH           SOLE        N/A          28,400
SOUND FINL BANCORP INC    COM             83607A100        456      45,000      SH           SOLE        N/A          45,000
SP BANCORP INC            COM             78468K106      1,877     138,000      SH           SOLE        N/A         138,000
SUPERMEDIA INC            COM             868447103        229      86,000      SH           SOLE        N/A          86,000
TECH DATA CORP            COM             878237106     46,149   1,019,825      SH           SOLE        N/A       1,019,825
WABCO HLDGS INC           COM             92927K102     21,854     378,957      SH           SOLE        N/A         378,957
WELLS FARGO & CO NEW      *W EXP
                          10/28/2018      949746119     28,982   2,936,384      SH           SOLE        N/A       2,936,384
WOLVERINE BANCORP INC     COM             977880103      4,301     245,764      SH           SOLE        N/A         245,764

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